Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
Accrued goods and services received, not invoiced	14.2	19.7
Accrued payroll and bonus	13.2	12.3
Other accrued expenses (1)	40.6	45.0
Total	68.0	77.0
(1) Other accrued expenses includes professional fees, management fees and other accrued expenses related to rig operations.